Share-based compensation plans	12 Months Ended
Dec. 31, 2025
Share-based compensation plans [Abstract]
Share-based compensation plans
23.
Share-based compensation plans
The Company has the following plans:
A.
Stock option plan
The Company has established a stock option plan under which options to purchase common shares may be granted to employees of Cameco. Options granted under the stock option plan have an exercise price of not less than the closing price quoted on the Toronto
Stock Exchange (TSX) for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options carry vesting periods of one to
three years , and expire eight years
from the date granted.
The aggregate number of common shares that may be issued pursuant to the Cameco stock option plan shall not exceed
43,017,198
of which
33,478,285
shares have been issued.
Stock option transactions for the respective years were as follows:
(Number of options) 2025 2024
Beginning of year 259,958 1,396,289
Granted - -
Exercised [note 16] (145,895) (1,136,331)
End of year 114,063 259,958
Exercisable 114,063 259,958
Weighted average share prices were as follows:
2025 2024
Beginning of year $15.05 $14.73
Granted - -
Exercised
14.87 14.66
End of year $15.27 $15.05
Exercisable $15.27 $15.05
The weighted average share price at the dates of exercise during 2025 was $ 106.44 per share (2024 - $
69.86 ).
Total
options outstanding and exercisable at December 31, 2025 were as follows:
Options outstanding Options exercisable
Option price per share Number
Weighted
average
remaining
life
Weighted
average
exercisable
price Number
Weighted
average
exercisable
price
$ 15.27 114,063 1.2 $15.27 114,063 $15.27
114,063 114,063
The foregoing options have an expiry date of February 28, 2027.
B.
Executive performance share unit (PSU)
The Company has established a PSU plan whereby it provides each plan participant an annual grant of PSUs in an amount determined by the board. Each PSU represents one phantom common share that entitles the participant to a payment of one
Cameco common share purchased on the open market, or cash with an equivalent market value, at the participant’s discretion provided they have met their ownership requirements, at the end of each three-year period if certain performance and vesting criteria have been met. The final value of the PSUs will be based on the value of Cameco common shares at the end of the three-year
period and the number of PSUs that ultimately vest. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares.
Vesting of PSUs at the end of the three-year period is based on Cameco’s ability to meet its annual operating targets and whether the participating executive remains employed by Cameco at the end of the three-year vesting period . If the participant elects a cash payout, the redemption amount will be based on the volume-weighted average trading price of Cameco’s common shares on March 1 or, if March 1 is not a trading day, on the first trading day following March 1. As of December 31,
2025, the total number of PSUs held by the participants, after adjusting for forfeitures on retirement, was 584,657
(2024 -
636,588 ).
Performance share unit activity for the period was as follows:
2025 2024
Beginning of year 636,588 830,279
Granted 183,370 178,600
Settled (236,434) (368,636)
Forfeited - (4,930)
Dividends reinvested 1,133 1,275
End of year 584,657 636,588
C.
Restricted share unit (RSU)
The Company has established an RSU plan whereby it provides each plan participant an annual grant of RSUs in an amount determined by the board. Each RSU represents one phantom common share that entitles the participant to a payment of one
Cameco common share purchased on the open market, or cash with an equivalent market value, at the board’s discretion.
The RSUs carry vesting periods of
one
to three years
, and the final value of the units will be based on the value of Cameco common shares at the end of the vesting periods. In addition, certain eligible participants have a single vesting date on the third anniversary of the date of the grant. These same participants, if they have met or are not subject to share ownership requirements, may elect to have their award paid as a lump sum cash amount. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. As of December 31, 2025, the total number of RSUs held by the participants was 757,959
(2024 -
734,000 ).
Restricted share unit activity for the period was as follows:
2025 2024
Beginning of year 734,000 814,683
Granted 327,867 322,267
Settled (293,551) (380,273)
Forfeited (11,826) (24,148)
Dividends reinvested 1,469 1,471
End of year 757,959 734,000
D.
Phantom stock option
The Company has established a phantom stock option plan for eligible non-North American employees. Employees receive the equivalent value of shares in cash when exercised. Options granted under the phantom stock option plan have an award value equal to the closing price quoted on the TSX for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options vest over three years and expire eight years from the date granted . As of
December 31, 2025, the number of options held by participating employees was 12,500
(2024 -
35,361 ) with an exercise price
of $ 11.61
per share (2024 - $
11.61
to $
15.27 ) and a weighted average exercise price of $ 11.61
(2024 - $
12.48 ).
Phantom stock option unit activity for the period was as follows:
2025 2024
Beginning of year 35,361 45,551
Granted - -
Exercised (22,861) (10,190)
Forfeited - -
End of year 12,500 35,361
E.
Phantom restricted share unit (PRSU)
The Company has established a PRSU plan whereby it provides non-North American employees an annual grant of PRSUs in an amount determined by the board. Each PRSU represents one phantom common share that entitles the participant to a payment of cash with an equivalent market value.
The PRSUs carry vesting periods of
one
to three years
, and the final value
of the units will be based on the value of Cameco common shares at the end of the vesting periods. In addition, certain eligible participants have a single vesting date on the third anniversary of the date of the grant. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of
Cameco’s common shares. As of December 31, 2025, the total number of PRSUs held by the participants was 24,023
(2024 -
25,560 ).
Phantom restricted share unit activity for the period was as follows:
2025 2024
Beginning of year 25,560 28,000
Granted 9,121 9,096
Settled (10,704) (11,587)
Forfeited - -
Dividends reinvested 46 51
End of year 24,023 25,560
F.
Employee share ownership plan
Cameco also has an employee share ownership plan, whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed during the year of contribution. Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan. Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased.
At
December 31, 2025, there were 3,378
participants in the plan (2024 -
3,065 ). The total number of shares purchased in 2025
with Company contributions was 65,051
(2024 -
76,926 ). In 2025, the Company’s contributions totaled $ 5,612,000
(2024 -
$ 4,881,000 ).
G.
Deferred share unit (DSU)
Cameco offers a DSU plan to non-employee directors. A DSU is a notional unit that reflects the market value of a single common share of Cameco. 60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs . If a director meets their ownership requirements, the director may elect to take 25%, 50%, 75% or 100% of their annual retainer and any fees in cash, with the balance, if any, to be paid in DSUs. Each DSU fully vests upon award . Dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of
Cameco’s common shares. The DSUs will be redeemed for cash upon a director leaving the board. The redemption amount will be based upon the weighted average of the closing prices of the common shares of Cameco on the TSX for the last 20 trading days prior to the redemption date multiplied by the number of DSUs held by the director. As of December 31, 2025, the total number of DSUs held by participating directors was 335,436
(2024 -
310,604 ).
Equity-settled plans
Cameco records compensation expense under its equity-settled plans with an offsetting credit to contributed surplus, to reflect the estimated fair value of units granted to employees. During the year, the Company recognized the following expenses under these plans:
2025 2024
Employee share ownership plan $ 5,612 $ 4,881
Restricted share unit plan 9,656 6,775
Total $ 15,268 $ 11,656
Fair value measurement of equity-settled plans
The fair value of RSUs granted was determined based on their intrinsic value on the date of grant. Expected volatility was estimated by considering historic average share price volatility.
The inputs used in the measurement of the fair values at grant date of the equity-settled RSU plan were as follows:
Grant date
Mar 1/25
Number of options granted 205,934
Average strike price $63.70
Expected forfeitures 10%
Weighted average grant date fair values $63.70
Cash-settled plans
Cameco has recognized the following expenses under its cash-settled plans:
2025 2024
Performance share unit plan $ 28,854 $ 13,249
Restricted share unit plan 20,920 13,125
Deferred share unit plan 19,201 9,221
Phantom stock option plan 1,017 743
Phantom restricted share unit plan 1,369 863
Total $ 71,361 $ 37,201
At December 31, 2025, a liability of $ 114,064,000
(2024 - $
65,881,000 ) was included in the consolidated statement of financial position to recognize accrued but unpaid expenses for cash-settled plans.
Fair value measurement of cash-settled plans
The fair value of the units granted through the PSU plan was determined based on Monte Carlo simulation and projections of the non-market criteria. The fair value of RSUs and PRSUs granted was determined based on their intrinsic value on the date of grant. The phantom stock option plan was measured based on the Black-Scholes option-pricing model. Expected volatility is estimated by considering historic average share price volatility.
The inputs used in the measurement of the fair values of the cash-settled share-based payment plans at the March 1, 2025 grant date were as follows:
Phantom
PSU RSU RSU
Number of units 183,370 122,320 9,121
Expected vesting 139% - -
Expected life of option 3 years 3 years 3 years
Expected forfeitures 9% 9% 7%
Weighted average measurement date fair values $63.70 $63.70 $63.70
The inputs used in the measurement of the fair values of the cash-settled share-based payment plans at the reporting date were as follows:
Phantom Phantom
stock options PSU RSU RSU
Number of units 12,500 584,657 396,819 24,023
Expected vesting - 80% - -
Average strike price $11.61 - - -
Expected dividend $0.24 - - -
Expected volatility 44% - - -
Risk-free interest rate 2.6% - - -
Expected life of option 2.2
years
0.9 years 1.1 years 1.0 years
Expected forfeitures 7% 3% 8% 7%
Weighted average measurement date fair values $114.18 $125.68 $125.68 $125.68
In addition to these inputs, other features of the PSU grant were incorporated into the measurement of fair value. The non-
market criteria relating to realized selling prices and operating targets have been incorporated into the valuation at both grant and reporting date by reviewing prior history and corporate budgets.